Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is July 7, 2020

The Fixed Income Opportunity Portfolio (the “Portfolio”): In connection with the change in the name of the Portfolio to “The Corporate Securities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Securities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2.	The first four paragraphs in “The Fixed Income Opportunity Portfolio” section under “More Information About Fund Investments and Risks” as shown beginning on page 162 of the Prospectus is as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Effective August 17, 2020, the foregoing paragraphs in “The Corporate Opportunities Portfolio” section will be as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Management Agreements between the Trust and Mellon Investments Corporation (“Mellon”) with respect to each Portfolio’s Developed Strategy, that reflected a revised fee structure in accordance with two sub-strategies being managed by Mellon: the index sub-strategy (the “Developed Index Strategy”) and the factor sub-strategy (the “Developed Factor Strategy”). Accordingly, effective June 16, 2020, the Prospectus is supplemented to reflect that the Developed Strategy is divided into, and renamed as, the Developed Index Strategy and the Developed Factor Strategy as follows:

1. The following replaces the disclosure with respect to Mellon under the heading “Portfolio Managers” for each of The International Equity Portfolio (p.62) and The Institutional International Equity Portfolio (p.69):

Mellon (“Emerging Markets Strategy”):    Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon’s Emerging Markets Strategy since August, 2013.

Mellon (“Developed Factor Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Factor Strategy since June, 2020.

Mellon ( “Developed Index Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Index Strategy since June, 2020.

2. The following replaces the third full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 209:

Effective June 16, 2020, for its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Mellon receives a fee from each Portfolio with respect to Mellon’s Emerging Markets Strategy, Developed Index Strategy and Developed Factor Strategy, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it. For assets allocated to an Emerging Markets Strategy (the “EM Account”), so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies. For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%. For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%. The term “Combined Assets” means the sum of: (a) the net assets of The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and the Emerging Markets Portfolio of the Trust (collectively the “Trust Portfolios”) managed by the Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios. During the fiscal year ended June 30, 2019, Mellon was not allocated any assets of The International Equity Portfolio and The Institutional International Equity Portfolio.

3. The following replaces the fifth paragraph on page 210 under the “Mellon Investments Corporation (“Mellon”)” section in the “Specialist Manager Guide”:

Karen Wong, CFA, is a Managing Director and Head of Index Portfolio Management at Mellon. She has an M.B.A. and a B.S. from San Francisco State University. Ms. Wong has 21 years of investment experience and joined Mellon Capital (now Mellon) in 2000. Ms. Wong is the head of index portfolio management, responsible for overseeing all equity and fixed income indexing and beta strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the index portfolio management process. Prior to joining Mellon she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, MSCI Index Client Advisory Panel, and FTSE Russell Policy Advisory Board. She is a member of Mellon’s ESG Council and is also a member of the Board of Directors for xBK LLC, an affiliated company.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): The Prospectus disclosure is revised and restated to reflect the addition of Karen Wong with respect to Mellon’s Factor Strategy to the Mellon portfolio management team as shown under the “Portfolio Managers” “Mellon Factor Strategy” on page 23:

Mellon (“Factor Strategy”):    Peter Goslin, CFA and Karen Wong have co-managed the portion of the Portfolio allocated to Mellon’s Factor Strategy since January, 2018.

The Institutional U.S. Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): In connection with the foregoing Mellon portfolio management team changes for the Portfolios, the following replaces the fourth full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 210:

The Portfolio Manager for the Value Equity Portfolio (the Index Strategy), Growth Equity Portfolio (the Index Strategy), Institutional U.S. Equity Portfolio (the Factor Strategy and the Index Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy), International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) and Institutional International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are Karen Wong and Peter Goslin. The Portfolio Manager for the Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional U.S. Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy) and Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) is Peter Goslin. The Portfolio Managers for The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved new Portfolio Management Agreements (the “Proposed Agreements”) engaging Pacific Investment Management Company LLC (“PIMCO”) as an additional Specialist Manager for each Portfolio and recommended approval of the Proposed Agreements by shareholders of the respective Portfolios. A meeting of the shareholders of each Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the respective Proposed Agreements.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Sound Point Capital Management as an additional Specialist Manager for the Portfolio and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the Proposed Agreement.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): On June 16, 2020, the Trust’s Board of Trustees, on behalf of the Portfolio, approved: (i) a renewal of the Portfolio Management Agreement for the Portfolio with Western Asset Management Company, LLC (formerly known as Western Asset Management Company, “WAMCO”) effective July 28, 2020; and (ii) a new Portfolio Management Agreement for the Portfolio with WAMCO to take effect upon the occurrence of the anticipated change in control of WAMCO’s parent company later in 2020. No changes in WAMCO’s investment management team are expected as a result of the change of control of WAMCO’s parent company.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Corporate Opportunities Portfolio”, effective August 17, 2020, and (ii) approved changes to the Portfolio’s principal strategies such that, effective August 17, 2020, the Portfolio will no longer have a policy to invest at least 80% of its net assets in fixed income securities or at least 50% of its total assets in high yield securities/ “junk bonds”.

The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): Effective June 16 2020, Artisan Partners Limited Partnership (“Artisan”) no longer serves as a Specialist Manager for the Portfolios pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Artisan deleted entirely. In addition, with respect to The Institutional International Equity Portfolio, each of Cadence Capital Management LLC (Cadence”), Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Cadence, Causeway and Lazard with respect to The Institutional International Equity Portfolio deleted entirely:

1. The following replaces the “Investment Subadvisers” section of the Prospectus:

Page 62-The International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 69-The Institutional International Equity Portfolio:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The “Artisan” section is deleted in its entirety under the “Portfolio Managers” section on page 62 and the Artisan, Cadence, Causeway and Lazard sections is each deleted in its entirety under the “Portfolio Managers” section on page 69 of the Prospectus.

3. The “Artisan Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The International Equity Portfolio; Specialist Managers” on page 154 and each of the “Artisan Investment Selection Process”, “Cadence Investment Selection Process”, “Causeway Investment Selection Process” and “Lazard Investment Selection Process” sections is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional International Equity Portfolio; Specialist Managers” on pages 156-158. Additionally, reference to Artisan in the first paragraph under “The International Equity Portfolio; Specialist Managers” on page 154 and Artisan, Cadence, Causeway and Lazard in the first paragraph under “The Institutional International Equity Portfolio; Specialist Managers” on page 156 is each deleted in its entirety.

4. References to Artisan under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to each Portfolio on page 186 and Cadence, Causeway and Lazard with respect to The Institutional International Equity Portfolio are each deleted in its entirety.

5. Each of the “Artisan Partners Limited Partnership”, “Causeway Capital Management LLC” and “Lazard Asset Management LLC”sections is each deleted in its entirety under “Specialist Manager Guide” on pages 201, 203 and 208, respectively.

6. The first paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 202 is revised as follows:

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. Cadence is a wholly owned subsidiary of Pacific Global Asset Management and is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2019, Cadence had approximately $2.8 billion in assets under management.

7. The second full paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 203 is deleted in its entirety.

The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): Effective June 16, 2020, Parametric Portfolio Associates LLC (“Parametric”) no longer serves as a Specialist Manager for the Portfolios with respect to Parametric’s Defensive Equity Strategy. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Parametric’s Defensive Equity Strategy deleted entirely.

1. The “Parametric (Defensive Equity Strategy)” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 8, 15 and 23 of the Prospectus.

2. The paragraph regarding Parametric’s Defensive Equity Strategy in the “Parametric Investment Selection Process” section is each deleted in its entirety under “More Information About Fund Investments and Risks” “The Value Equity Portfolio; Specialist Managers” on page 137, “The Growth Equity Portfolio; Specialist Managers” on page 140 and “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 143. Additionally, reference to Parametric’s Defensive Equity Strategy in the first paragraph under “The Value Equity Portfolio; Specialist Managers” on page 137, “The Growth Equity Portfolio; Specialist Managers” on page 140 and “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 143 is each deleted in its entirety.

3. Reference to Parametric’s Defensive Equity Strategy under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 186 is each deleted in its entirety.

4. The second full paragraph regarding the Defensive Equity Strategy in the “Parametric Portfolio Associates LLC” section is deleted in its entirety under “Specialist Manager Guide” on page 213.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2019 As supplemented May 1, 2020

HC Capital Trust

The date of this Supplement is July 7, 2020

The Fixed Income Opportunity Portfolio (the “Portfolio”): In connection with the change in the name of the Portfolio to “The Corporate Securities Portfolio” effective August 17, 2020, as described in the Prospectus supplement dated June 16, 2020, the following shows the current Portfolio’s investment strategy and, effective August 17, 2020, the revised investment strategy:

1.	The “Principal Investment Strategies” section included in the Prospectus dated November 1, 2019 as amended to reflect certain options strategies changes on March 14, 2020 is as follows:

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

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Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Effective August 17, 2020, the “Principal Investment Strategies” section of The Corporate Securities Portfolio will be as follows:

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, publicly traded equities, stock index

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futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2.	The first four paragraphs in “The Fixed Income Opportunity Portfolio” section under “More Information About Fund Investments and Risks” as shown on page 108 of the Prospectus is as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable

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Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

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The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Effective August 17, 2020, the foregoing paragraphs in “The Corporate Opportunities Portfolio” section will be as follows:

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: commercial paper, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, publicly traded equities, stock index futures, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income that most closely approximates the risks of such high-yield securities.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2019, was

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between 1 and 38 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The performance benchmark for this Portfolio is the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

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The Institutional International Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board approved, on behalf of the Portfolio, an amendment to the Portfolio Management Agreement between the Trust and Mellon Investments Corporation (“Mellon”) with respect to the Portfolio’s Developed Strategy, that reflected a revised fee structure in accordance with two sub-strategies being managed by Mellon: the index sub-strategy (the “Developed Index Strategy”) and the factor sub-strategy (the “Developed Factor Strategy”). Accordingly, effective June 16, 2020, the Prospectus is supplemented to reflect that the Developed Strategy is divided into, and renamed as, the Developed Index Strategy and the Developed Factor Strategy as follows:

1. The following replaces the disclosure with respect to Mellon under the heading “Portfolio Managers” on page 41:

Mellon (“Emerging Markets Strategy”):    Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to Mellon’s Emerging Markets Strategy since August, 2013.

Mellon (“Developed Factor Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Factor Strategy since June, 2020.

Mellon ( “Developed Index Strategy”):    Karen Wong, CFA, has managed the portion of the Portfolio allocated to Mellon’s Developed Index Strategy since June, 2020.

2. The following replaces the third full paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 147:

Effective June 16, 2020, for its services to The Institutional International Equity Portfolio, Mellon receives a fee from the Portfolio with respect to Mellon’s Emerging Markets Strategy, Developed Index Strategy and Developed Factor Strategy, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it. For assets allocated to an Emerging Markets Strategy (the “EM Account”), so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies. For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion

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or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%. For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%. The term “Combined Assets” means the sum of: (a) the net assets of The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and the Emerging Markets Portfolio of the Trust (collectively the “Trust Portfolios”) managed by the Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios. During the fiscal year ended June 30, 2019, Mellon was not allocated any assets of The Institutional International Equity Portfolio.

3. The following replaces the second paragraph on page 148 under the “Mellon Investments Corporation (“Mellon”)” section in the “Specialist Manager Guide”:

Karen Wong, CFA, is a Managing Director and Head of Index Portfolio Management at Mellon. She has an M.B.A. and a B.S. from San Francisco State University. Ms. Wong has 21 years of investment experience and joined Mellon Capital (now Mellon) in 2000. Ms. Wong is the head of index portfolio management, responsible for overseeing all equity and fixed income indexing and beta strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the index portfolio management process. Prior to joining Mellon she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, MSCI Index Client Advisory Panel, and FTSE Russell Policy Advisory Board. She is a member of Mellon’s ESG Council and is also a member of the Board of Directors for xBK LLC, an affiliated company.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): The Prospectus disclosure is revised and restated to reflect the addition of Karen Wong with respect to Mellon’s Factor Strategy to the Mellon portfolio management team as shown under the “Portfolio Managers” “Mellon Factor Strategy” on page 9:

Mellon (“Factor Strategy”):    Peter Goslin, CFA and Karen Wong have co-managed the portion of the Portfolio allocated to Mellon’s Factor Strategy since January, 2018.

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The Institutional U.S. Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): In connection with the foregoing Mellon portfolio management team changes for the Portfolios, the following replaces the first paragraph in the “Mellon Investments Corporation (“Mellon”)” section under the “Specialist Manager Guide” on page 148:

The Portfolio Manager for the Institutional U.S. Equity Portfolio (the Factor Strategy and the Index Strategy) and Institutional International Equity Portfolio (the Developed Index Strategy and Developed Factor Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are Karen Wong and Peter Goslin. The Portfolio Manager for the Institutional U.S. Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy) is Peter Goslin. The Portfolio Managers for The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to Mellon, are Karen Wong and Peter Goslin. The Portfolio Managers for The Commodity Returns Strategy Portfolio are Karen Wong, Peter Goslin, Adam Logan and Chris Yao. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

The Institutional International Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved new Portfolio Management Agreements (the “Proposed Agreements”) engaging Pacific Investment Management Company LLC (“PIMCO”) as an additional Specialist Manager for each Portfolio and recommended approval of the Proposed Agreements by shareholders of the respective Portfolios. A meeting of the shareholders of each Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the respective Proposed Agreements.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board of Trustees for HC Capital Trust approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Sound Point Capital Management as an additional Specialist Manager for the Portfolio and recommended approval of the Proposed Agreement by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on August 7, 2020 for the purpose of approving the Proposed Agreement.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): On June 16, 2020, the Trust’s Board of Trustees, on behalf of the Portfolio, approved: (i) a renewal of the Portfolio Management Agreement for the Portfolio with Western Asset Management Company, LLC (formerly known as Western Asset Management Company, “WAMCO”) effective July 28, 2020; and (ii) a new Portfolio Management Agreement for the Portfolio with WAMCO to take effect upon the occurrence of the anticipated change in control of WAMCO’s parent company later in 2020. No changes in WAMCO’s investment management team are expected as a result of the change of control of WAMCO’s parent company.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): At a meeting held on June 16, 2020, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Corporate Opportunities Portfolio”, effective August 17, 2020, and (ii) approved changes to the Portfolio’s principal strategies such that, effective August 17, 2020, the Portfolio will no longer have a policy to invest at least 80% of its net assets in fixed income securities or at least 50% of its total assets in high yield securities/ “junk bonds”.

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The Institutional International Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): Effective June 16 2020, each of Artisan Partners Limited Partnership (“Artisan”), Cadence Capital Management LLC (Cadence”), Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”) no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated June 16, 2020. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Cadence, Causeway and Lazard deleted entirely,

1. The following replaces the “Investment Subadvisers” section of the Prospectus on page 41:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The Artisan, Cadence, Causeway and Lazard sections is each deleted in its entirety under the “Portfolio Managers” section on page 41 of the Prospectus.

3. Each of the “Artisan Investment Selection Process”, “Cadence Investment Selection Process”, “Causeway Investment Selection Process” and “Lazard Investment Selection Process” sections is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional International Equity Portfolio; Specialist Managers” on pages 102-103. Additionally, reference to Artisan, Cadence, Causeway and Lazard in the first paragraph under “The Institutional International Equity Portfolio; Specialist Managers” on page 101 is each deleted in its entirety.

4. References to Artisan, Cadence, Causeway and Lazard under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” with respect to the Portfolio on page 126 are each deleted in its entirety.

5. Each of the “Artisan Partners Limited Partnership”, “Causeway Capital Management LLC” and “Lazard Asset Management LLC”sections is each deleted in its entirety under “Specialist Manager Guide” on pages 140, 142 and 146, respectively.

6. The first paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 141 is revised as follows:

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Institutional U.S. Equity Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio. Cadence is a wholly owned subsidiary of Pacific Global Asset Management and is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2019, Cadence had approximately $2.8 billion in assets under management.

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7. The second paragraph under the “Cadence Capital Management LLC” section under “Specialist Manager Guide” on page 141 is deleted in its entirety.

The Institutional U.S. Equity Portfolio (the “Portfolio”) (From the Supplement Dated June 16, 2020): Effective June 16, 2020, Parametric Portfolio Associates LLC (“Parametric”) no longer serves as a Specialist Manager for the Portfolio with respect to Parametric’s Defensive Equity Strategy. Accordingly, effective June 16, 2020, the Prospectus is supplemented as shown below with references to Parametric’s Defensive Equity Strategy deleted entirely.

1. The “Parametric (Defensive Equity Strategy)” section is deleted in its entirety under the “Portfolio Managers” sections on page 9 of the Prospectus.

2. The paragraph regarding Parametric’s Defensive Equity Strategy in the “Parametric Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 93. Additionally, reference to Parametric’s Defensive Equity Strategy in the first paragraph under “The Institutional U.S. Equity Portfolio; Specialist Managers” on page 93 is deleted in its entirety.

3. Reference to Parametric’s Defensive Equity Strategy under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 128 is deleted in its entirety.

4. The third full paragraph regarding the Defensive Equity Strategy in the “Parametric Portfolio Associates LLC” section is deleted in its entirety under “Specialist Manager Guide” on page 150.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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